Fair Value Measurements - Fair Value of Assets and Liabilities (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities:
Derivative financial instruments-warrants	$ 779,076	$ 649,387	$ 834,940
Estimate of Fair Value Measurement
Assets:
Short-term Investments			23,978,022
Recurring basis | Estimate of Fair Value Measurement
Assets:
Money market fund	6,840,505	8,309,964	12,095,620
Total Assets	6,840,505	8,309,964	37,272,146
Liabilities:
Derivative financial instruments-warrants	779,076	649,387	834,940
Total Liabilities	779,076	649,387	834,940
Recurring basis | Estimate of Fair Value Measurement | Scenario, Previously Reported [Member]
Assets:
Money market fund		4,522,631
Total Assets		4,522,631
Recurring basis | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Estimate of Fair Value Measurement
Assets:
Money market fund	6,840,505	8,309,964	12,095,620
Total Assets	6,840,505	8,309,964	12,095,620
Liabilities:
Derivative financial instruments-warrants	0	0	0
Total Liabilities	0	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Estimate of Fair Value Measurement | Scenario, Previously Reported [Member]
Assets:
Money market fund		4,522,631
Total Assets		4,522,631
Recurring basis | Significant Other Observable Inputs (Level 2) | Estimate of Fair Value Measurement
Assets:
Money market fund	0	0	0
Total Assets	0	0	25,176,526
Liabilities:
Derivative financial instruments-warrants	0	0	0
Total Liabilities	0	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Estimate of Fair Value Measurement
Assets:
Money market fund	0	0	0
Total Assets	0	0	0
Liabilities:
Derivative financial instruments-warrants	779,076	649,387	834,940
Total Liabilities	$ 779,076	649,387	834,940
Corporate debt securities | Estimate of Fair Value Measurement
Assets:
Short-term Investments			14,160,686
Corporate debt securities | Recurring basis | Estimate of Fair Value Measurement
Assets:
Short-term Investments			14,160,686
Corporate debt securities | Recurring basis | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Estimate of Fair Value Measurement
Assets:
Short-term Investments			0
Corporate debt securities | Recurring basis | Significant Other Observable Inputs (Level 2) | Estimate of Fair Value Measurement
Assets:
Short-term Investments			14,160,686
Corporate debt securities | Recurring basis | Significant Unobservable Inputs (Level 3) | Estimate of Fair Value Measurement
Assets:
Short-term Investments			0
Commercial paper | Estimate of Fair Value Measurement
Assets:
Short-term Investments			1,195,444
Commercial paper | Recurring basis | Estimate of Fair Value Measurement
Assets:
Short-term Investments			2,393,948
Commercial paper | Recurring basis | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Estimate of Fair Value Measurement
Assets:
Short-term Investments			0
Commercial paper | Recurring basis | Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Assets:
Short-term Investments		$ 1,198,504
Commercial paper | Recurring basis | Significant Other Observable Inputs (Level 2) | Estimate of Fair Value Measurement
Assets:
Short-term Investments			2,393,948
Commercial paper | Recurring basis | Significant Unobservable Inputs (Level 3) | Estimate of Fair Value Measurement
Assets:
Short-term Investments			0
U.S. treasury securities | Estimate of Fair Value Measurement
Assets:
Short-term Investments			8,621,892
U.S. treasury securities | Recurring basis | Estimate of Fair Value Measurement
Assets:
Short-term Investments			8,621,892
U.S. treasury securities | Recurring basis | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) | Estimate of Fair Value Measurement
Assets:
Short-term Investments			0
U.S. treasury securities | Recurring basis | Significant Other Observable Inputs (Level 2) | Estimate of Fair Value Measurement
Assets:
Short-term Investments			8,621,892
U.S. treasury securities | Recurring basis | Significant Unobservable Inputs (Level 3) | Estimate of Fair Value Measurement
Assets:
Short-term Investments			$ 0